UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
4045 Orchard Road

Suite 100

Smyrna, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Smyrna, Georgia

and Date of Signing:
05/10/2005

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
77
Form 13F Information Table Value Total:
$94,395


List of Other Included Managers:

No.  13F File Number: 028-11093
Name
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
FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER                    TITLE OF CLASS CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE    SHARED     NONE

Affiliated Computer Class A       COM            008190100      123    2,305  SH       OTHER   	 	   2,305
AGL Resources Inc.                COM            001204106    1,508   43,175  SH       OTHER   		  43,175
Alliant TechSystems Inc.          COM            018804104    1,742   24,387  SH       OTHER   		  24,387
Arbitron Inc.                     COM            03875Q108    1,978   46,100  SH       OTHER   		  46,100
BankNorth Group Inc.              COM            87235A101      259    8,286  SH       OTHER   		   8,286
Bemis Corp.                       COM            081437105      601   19,310  SH       OTHER   		  19,310
Benchmark Electronics             COM            08160H101      206    6,480  SH       OTHER   		   6,480
Biosite Inc.                      COM            090945106      971   18,660  SH       OTHER   		  18,660
BOK Financial                     COM            05561Q201    1,244   30,578  SH       OTHER   		  30,578
Bright Horizons Family Solutions  COM            109195107    1,716   50,866  SH       OTHER   		  50,866
C A C I Inc.                      COM            127190304    1,374   24,881  SH       OTHER   		  24,881
C H Robinson Worldwide            COM            12541W100      260    5,041  SH       OTHER   		   5,041
Canadian National                 COM            136375102    1,523   24,061  SH       OTHER   		  24,061
Capital Auto Reit                 COM            139733109    1,821   54,986  SH       OTHER   		  54,986
Cash America Intl. Inc.           COM            14754D100    1,241   56,571  SH       OTHER   		  56,571
CDW Computer Centers              COM            12512N105    1,918   33,834  SH       OTHER   		  33,834
Charles River Labs                COM            159864107    1,227   26,080  SH       OTHER   		  26,080
Choicepoint Inc.                  COM            170388102      339    8,462  SH       OTHER   		   8,462
Citigroup                         COM            172967101    1,614   35,911  SH       OTHER   		  35,911
Claire's Stores                   COM            179584107    1,517   65,822  SH       OTHER   		  65,822
Compass Bancshares                COM            20449H109    1,010   22,238  SH       OTHER   		  22,238
ConocoPhillips                    COM            20825C104      541    5,021  SH       OTHER   		   5,021
Constellation Brands Inc.         COM            21036P108    1,370   25,910  SH       OTHER   		  25,910
Cooper Co.                        COM            216648402    1,479   20,293  SH       OTHER   		  20,293
Coventry Healthcare               COM            222862104    2,635   38,666  SH       OTHER   		  38,666
Cree Industries                   COM            225447101      918   42,225  SH       OTHER   		  42,225
Curtiss Wright Co.                COM            231561101    1,061   18,607  SH       OTHER   		  18,607
Diagnostic Products               COM            252450101    1,661   34,399  SH       OTHER   		  34,399
Digital Insight                   COM            25385P106      118    7,190  SH       OTHER   		   7,190
Engineered Support Systems Inc.   COM            292866100    1,491   27,865  SH       OTHER   		  27,865
Entertainment Properties          COM            29380T105      183    4,415  SH       OTHER   		   4,415
Equitable Resources Inc.          COM            294549100      143    2,484  SH       OTHER   		   2,484
Express Scripts                   COM            302182100      126    1,441  SH       OTHER   		   1,441
First Industrial Realty Trust     COM            32054K103    1,165   30,783  SH       OTHER   		  30,783
Garmin LTD.                       COM            G37260109    1,243   26,834  SH       OTHER   		  26,834
Genesee & Wyoming Inc.            COM            371559105    1,055   40,734  SH       OTHER   		  40,734
Getty Images Inc.                 COM            374276103    1,730   24,324  SH       OTHER   		  24,324
Glacier Bancorp Inc.              COM            37637Q105    1,132   37,122  SH       OTHER   		  37,122
Global Imaging Sys. Inc.          COM            37934A100      968   27,305  SH       OTHER   		  27,305
Goldman Sachs                     COM            38141G104    2,032   18,472  SH       OTHER   		  18,472
Harley Davidson                   COM            412822108    1,412   24,438  SH       OTHER   		  24,438
Harrah's Entmt.                   COM            413619107    2,174   33,668  SH       OTHER   		  33,668
Health Management Association     COM            421933102      766   29,245  SH       OTHER   		  29,245
Henry Schein Inc.                 COM            806407102      804   22,435  SH       OTHER   		  22,435
Hershey Food Corp.                COM            427866108      239    3,950  SH       OTHER   		   3,950
Home Depot                        COM            437076102      231    6,036  SH       OTHER   		   6,036
Hospitality Prop. Trust           COM            44106M102    1,076   26,640  SH       OTHER   		  26,640
L3 Comm                           COM            502424104    1,231   17,335  SH       OTHER   		  17,335
Lifepoint Hopitals                COM            53219L109    1,583   36,098  SH       OTHER   		  36,098
Lincare Holdings                  COM            532791100      651   14,722  SH       OTHER   		  14,722
Masco                             COM            574599106    1,570   45,275  SH       OTHER   		  45,275
NBTY Inc.                         COM            628782104    1,444   57,560  SH       OTHER   		  57,560
Oregon Steel Mills                COM            686079104    1,259   54,730  SH       OTHER   		  54,730
Outback Steakhouse                COM            689899102      754   16,471  SH       OTHER   		  16,471
Pacer Int.                        COM            69373H106    1,471   61,583  SH       OTHER   		  61,583
Paychex Inc.                      COM            704326107      107    3,275  SH       OTHER   		   3,275
Pfizer Inc.                       COM            717081103      126    4,780  SH       OTHER   		   4,780
Polaris Inc.                      COM            731068102    1,157   16,478  SH       OTHER   		  16,478
Progressive Corp.                 COM            743315103    1,487   16,206  SH       OTHER   		  16,206
Quest Diagnostics                 COM            74834L100      689    6,554  SH       OTHER   		   6,554
Quest Software                    COM            74834T103      979   70,755  SH       OTHER   		  70,755
RC2 Corp.                         COM            749388104    2,438   71,714  SH       OTHER   		  71,714
Regis Corp.                       COM            758932107      306    7,468  SH       OTHER   		   7,468
Renal Care                        COM            759930100      769   20,266  SH       OTHER   		  20,266
Respironics                       COM            761230101      139    2,377  SH       OTHER   		   2,377
S C P Pool Corp.                  COM            784028102    2,091   65,635  SH       OTHER   		  65,635
S E I Investments Co.             COM            784117103    2,107   58,268  SH       OTHER   		  58,268
Sandisk Corp.                     COM            80004C101    1,322   47,555  SH       OTHER   		  47,555
Scientific Games                  COM            80874P109    1,759   76,977  SH       OTHER   		  76,977
Sonic Corp.                       COM            835451105    1,441   43,143  SH       OTHER   		  43,143
St. Joe Company                   COM            790148100    2,278   33,845  SH       OTHER   		  33,845
Sunoco Inc.                       COM            86764P109      158    1,530  SH       OTHER   		   1,530
Take Two Interactive Software     COM            874054109    1,348   34,468  SH       OTHER   		  34,468
Thor Industries                   COM            885160101    1,253   41,879  SH       OTHER   		  41,879
Timberland Co.                    COM            887100105    1,161   16,375  SH       OTHER   		  16,375
Toronto-Dominion Bank             COM            891160509      164    3,968  SH       OTHER   		   3,968
Trex Inc.                         COM            89531P105    1,843   41,510  SH       OTHER   		  41,510
UTI Worldwide                     COM            G87210103      675    9,715  SH       OTHER   		   9,715
V C A Antech Inc.                 COM            918194101      550   27,175  SH       OTHER   		  27,175
Webex Communications Inc.         COM            94767L109    1,142   52,875  SH       OTHER   		  52,875
Werner Enterprises                COM            950755108    1,758   90,493  SH       OTHER   		  90,493
Wrigley                           COM            982526105      922   14,056  SH       OTHER   		  14,056
XTO Energy Corp.                  COM            98385X106      385   11,727  SH       OTHER   		  11,727
Yankee Candle Co.                 COM            984757104    1,937   61,090  SH       OTHER   		  61,090